Note 20 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

20.         Impact of recently issued accounting standards

In July 2025, the FASB issued ASU 2025-05 – Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient for all entities for the calculation of current expected credit losses (CECL) on current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers. The guidance is effective January 1, 2026, and should be adopted prospectively. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03 – Disaggregation of Income Statement Expenses (DISE). This ASU requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The guidance is effective January 1, 2027 and should be adopted prospectively with the option for retrospective application. The Company is currently assessing the impact of this ASU on its financial disclosures.

In January 2025, the FASB issued ASU 2025-01 – Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which amends ASU 2024-03. This update clarified the effective date of the guidance introduced in ASU 2024-03.

In September 2025, the FASB issued ASU 2025-06 – Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal – Use Software. This ASU modernizes the existing U.S. GAAP guidance on accounting for internal-use software costs under ASC 350-40 to better reflect current software development practices. The guidance is effective January 1, 2028, and may be adopted prospectively, modified prospectively, or retrospectively, with early adoption permitted. The Company is currently assessing the impact of this ASU on its financial disclosures.